Investment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Investment (Details) [Line Items]
Fair market value	$ 314		$ 350
Recognized loss	$ 36	$ 113
Lantern Pharma Inc [Member]
Investment (Details) [Line Items]
Common shares (in Shares)	43,898		43,898